EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

	Years ended December 31,
(Number of common shares in thousands)	2018	2017
Basic weighted average shares outstanding:	1,249,495	1,246,619
Weighted average shares dilution adjustments:
Stock options	—	1,606
Restricted shares	—	3,905
Restricted performance shares	—	4,915
Diluted weighted average shares outstanding	1,249,495	1,257,045

Weighted average shares dilution adjustments - exclusions: (a)
Stock options (b)	8,819	7,199
Restricted shares	2,777	—
Restricted performance shares	4,708	—

(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2018 and 2017, the average share price used was $3.44 and $4.00, respectively.